Income (Loss) per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Loss
The following tables set forth the computation of basic and diluted income (loss) for the three months ended March 31, 2024 and 2023:

	Three Months Ended March 31,
	2024		2023
(in thousands, except share and per share amounts)	Class A Common	Class B Common	Class A Common	Class B Common
Numerator

Net income (loss) attributed to common stockholders - Basic	$31,902	$6,227	$(35,667)	$(9,226)
Gain on change in fair value of Warrants	(12,523)	(2,444)	—	—
Gain on change in fair value of Convertible Notes	(38,508)	(7,516)	—	—

Net loss - Diluted	$(19,129)	$(3,734)	$(35,667)	$(9,226)

Denominator
Weighted-average common shares outstanding - Basic	18,969,208	3,702,613	14,313,785	3,702,613
Effect of dilutive securities:
Common shares issuable for Warrants	3,551,766	693,272	—	—
Common shares issuable for Convertible Notes	18,820,895	3,673,664	—	—

Weighted-average common shares outstanding - Diluted	41,341,869	8,069,548	14,313,785	3,702,613

Net income (loss) per share - Basic	$1.68	$1.68	$(2.49)	$(2.49)

Net loss per share - Diluted	$(0.46)	$(0.46)	$(2.49)	$(2.49)

The following tables set forth the computation of basic and diluted loss for the years ended December 31, 2023 and 2022:

	Year Ended December 31,
	2023		2022
(in thousands, except share and per share amounts)	Class A Common	Class B Common	Class A Common	Class B Common
Net loss attributed to common stockholders	$(144,020)	$(34,356)	$(325,441)	$(85,997)
Basic and Diluted weighted average common shares outstanding	15,521,073	3,702,613	14,011,861	3,702,613
Basic and Diluted loss per share	$(9.28)	$(9.28)	$(23.23)	$(23.23)

Schedule of Antidilutive Shares	The following Class A

securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive:

	March 31,
	2024	2023

Stock options	1,022,322	1,062,625
RSUs	505,574	968,879
Convertible Notes	17,474,706	—
Warrants	5,627,290	1,667

Total	24,629,892	2,033,171

The following Class A securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive:

	December 31,
	2023	2022
Stock options	993,892	432,431
RSUs	591,882	1,074,790
Warrants	9,198,294	—

Total	10,784,068	1,507,221